MARKETABLE SECURITIES (Schedule of Investment Income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Interest income	$ 850	$ 20,446
Dividend income	98,915	96,569
Gain on sale of marketable securities	73,783	28,546
Total	$ 173,548	$ 145,561